LORD ABBETT CREDIT OPPORTUNITIES FUND

90 Hudson Street

Jersey City, NJ 07302

February 19, 2019

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-0505

Re:	Lord Abbett Credit Opportunities Fund (the “Fund”)
File Nos. 333-227612 and 811-23383

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, please be advised that there are no changes to the prospectus and statement of additional information contained in Pre-Effective Amendment No. 2 to the above-referenced Fund’s Registration Statement on Form N-2 filed with the U.S. Securities and Exchange Commission on February 13, 2019.

Please direct any questions or comments regarding this filing to me at 201-827-2966. Thank you for your attention in this matter.

Very truly yours,

/s/ Pamela P. Chen

Pamela P. Chen

Associate General Counsel

Lord, Abbett & Co. LLC